Quarterly Financial Data	12 Months Ended
Mar. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 19 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarter Ended
	June 30, 2011	September 30, 2011	December 31, 2011	March 31, 2012
	(In Thousands, Except Per Share Data)
Interest income	$10,652	$10,345	$10,161	$9,916
Interest expense	4,213	4,154	4,018	3,764

Net Interest Income	6,439	6,191	6,143	6,152

Provision for loan losses	60	0	76	111
Non-interest income	267	263	163	220
Non-interest expenses	3,864	3,246	3,042	3,387
Income taxes	991	1,139	1,106	939

Net Income	$1,791	$2,069	$2,082	$1,935

Net income per common share - basic and diluted	$0.07	$0.08	$0.08	$0.08

Dividends per common share	$0.12	$—	$0.06	$0.06

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,580	25,598	25,617	25,635

Diluted	25,691	25,605	25,625	25,650

	Quarter Ended
	June 30, 2010	September 30, 2010	December 31, 2010	March 31, 2011
	(In Thousands, Except Per Share Data)
Interest income	$11,454	$11,337	$11,175	$10,974
Interest expense	5,009	5,077	4,795	4,364

Net Interest Income	6,445	6,260	6,380	6,610
Provision for (recovery of) loan losses	—	160	90	(148)
Non-interest income (expense)	273	618	(120)	1,138
Non-interest expenses	3,345	3,344	3,177	3,948
Income taxes	1,203	1,191	991	1,491

Net Income	$2,170	$2,183	$2,002	$2,457

Net income per common share - basic and diluted	$0.08	$0.09	$0.08	$0.10

Dividends per common share	$0.06	$0.06	$0.06	$0.06

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,693	25,524	25,542	25,561

Diluted	25,693	25,524	25,542	25,723